Goodwill and Identifiable Intangible Assets - Summary of Percentage by Which Estimated Fair Value Exceeds Carrying Value (Detail)	Dec. 31, 2013
Food Care - Packaging Solutions [Member]
Goodwill [Line Items]
Percentage of estimated fair value exceeding carrying value	321.00%
Food Care - Hygiene Solutions [Member]
Goodwill [Line Items]
Percentage of estimated fair value exceeding carrying value	91.00%
Diversey Care [Member]
Goodwill [Line Items]
Percentage of estimated fair value exceeding carrying value	27.00%
Product Care [Member]
Goodwill [Line Items]
Percentage of estimated fair value exceeding carrying value	35.00%
Medical Applications [Member]
Goodwill [Line Items]
Percentage of estimated fair value exceeding carrying value	96.00%